Events after Reporting Period	12 Months Ended
Dec. 31, 2017
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Events after Reporting Period
39.	Events after Reporting Period

Subsequent to the reporting period, public bonds issued are as follow:

	December 31, 2017
(in millions of Korean won)	Issue date	Carrying amount	Interest rate	Redemption date
The 190-1st Public bond	2018.01.30	110,000	2.55%	2021.01.29
The 190-2nd Public bond	2018.01.30	150,000	2.75%	2023.01.30
The 190-3rd Public bond	2018.01.30	170,000	2.95%	2028.01.30
The 190-4th Public bond	2018.01.30	70,000	2.93%	2038.01.30

In accordance with a resolution of the board of directors on April 9, 2018, the Group decided to take over unmanned security business of SG Safety Corporation for the consideration of ￦28,000 million, with May 31, 2018 as the acquisition date. The Group has signed the acquisition contract on April 10, 2018.